5. Risk Management (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018		Dec. 31, 2017
SummaryOfBorrowingsLineItems [Line Items]
Borrowings		R$ 9,218,759		R$ 8,713,260
CDI
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	[1]	1,250,000		1,144,391
TR
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	[2]	1,637,290		1,574,564
IPCA
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	[3]	1,614,595		1,699,747
TJLP
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	[4]	1,322,854		1,354,987
LIBOR
SummaryOfBorrowingsLineItems [Line Items]
Borrowings		3,259,295	[5]	2,814,399
Interest and charges
SummaryOfBorrowingsLineItems [Line Items]
Borrowings		R$ 134,725		R$ 125,172

[1]	CDI - (Certificado de Deposito Interbancario), an interbank deposit certificate
[2]	TR - Interest Benchmark Rate
[3]	IPCA - (Indice Nacional de Precos ao Consumidor Amplo), a consumer price index
[4]	TJLP - (Taxa de Juros a Longo Prazo), a long-term interest rate index
[5]	LIBOR - London Interbank Offered Rate